Fair Value (Differences between Aggregate Fair Value and Aggregate Remaining Contractual Principal Balance Outstanding) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Fair Value, Option, Quantitative Disclosures [Line Items]
Remaining aggregate contractual amounts outstanding, Financial liabilities	¥ 115,589	¥ 156,302
Fair value	112,134	153,742
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial liabilities	(3,455)	(2,560)
Long-term debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Remaining aggregate contractual amounts outstanding, Financial liabilities	115,589	156,302
Fair value	112,134	153,742
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial liabilities	¥ (3,455)	¥ (2,560)